Related-Party Transactions - Stock options (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares Option tranche	Dec. 31, 2025 Option shares $ / shares	Dec. 31, 2024 EUR (€) Option	Dec. 31, 2024 $ / shares	Dec. 31, 2023 EUR (€) Option	Dec. 31, 2023 $ / shares
Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	725,692	725,692
Number of options outstanding | Option	238,581	238,581
Number of options granted | Option	22,128		23,489		22,608
Exercise price of options granted | $ / shares		$ 2.65		$ 1.98		$ 3.41
Alison F. Lawton
Transactions between the Company and related parties
Number of options outstanding | Option	238,581	238,581
Number of options granted | Option	22,138		23,489		22,608
Exercise price of options granted | $ / shares		$ 2.65		1.98		3.41
James Shannon, M.D.
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	61,538	61,538
Number of options outstanding | Option	247,661	247,661
Number of options granted | Option	22,128		23,489		22,608
Exercise price of options granted | $ / shares		$ 2.65		1.98		3.41
Bart Filius
Transactions between the Company and related parties
Number of options outstanding | Option	152,765	152,765
Number of options granted | Option	22,128		23,489		22,608
Exercise price of options granted | $ / shares		$ 2.65		1.98		3.41
Begoa Carreo, Ph.D.
Transactions between the Company and related parties
Number of options outstanding | Option	72,085	72,085
Number of options granted | Option	22,128		23,489		22,903
Exercise price of options granted | $ / shares		$ 2.65		1.98		3.41
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Theresa Heggie
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	43,623	43,623
Number of options outstanding | shares	380,373	380,373
Number of options granted | Option	22,128		23,489		14,418
Exercise price of options granted | $ / shares		$ 2.65		1.98		1.74
Martin Maier, Ph.D.
Transactions between the Company and related parties
Number of options outstanding | Option	37,814	37,814
Number of options granted | Option	36,314		500
Exercise price of options granted | $ / shares				1.98
Daniel de Boer
Transactions between the Company and related parties
Number of options outstanding | Option	6,274,752	6,274,752
Number of options granted | Option	1,863,587		479,171		442,182
Exercise price of options granted | $ / shares				1.98		3.41
Number of share options granted that are subject to non-market performance conditions | shares	1,400,000
Bonus based on goals realized | €	€ 315		€ 394		€ 643
Ren Beukema
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	460,000	460,000
Number of options outstanding | Option	1,636,299	1,636,299
Number of options granted	138,519		143,175		132,123
Exercise price of options granted | $ / shares		$ 2.65		1.98		$ 3.41
Bonus based on goals realized | €			€ 231		€ 481
Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	824,388	824,388
Number of options outstanding | Option	1,143,502	1,143,502
Number of options granted | Option	159,358		164,715
Exercise price of options granted | $ / shares		$ 2.65		$ 1.98
Bonus based on goals realized | €	€ 148		€ 185
Minimum | Martin Maier, Ph.D.
Transactions between the Company and related parties
Exercise price of options granted | $ / shares		1.9
Minimum | Daniel de Boer
Transactions between the Company and related parties
Exercise price of options granted | $ / shares		2.16
Maximum | Martin Maier, Ph.D.
Transactions between the Company and related parties
Exercise price of options granted | $ / shares		2.65
Maximum | Daniel de Boer
Transactions between the Company and related parties
Exercise price of options granted | $ / shares		$ 2.65
Scenario One | Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Alison F. Lawton
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | James Shannon, M.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Bart Filius
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Theresa Heggie
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Martin Maier, Ph.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Daniel de Boer
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Ren Beukema
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario One | Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Number of tranches	4
Vesting percentage per tranche	25.00%
Scenario Two | Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Alison F. Lawton
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | James Shannon, M.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Bart Filius
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Theresa Heggie
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Martin Maier, Ph.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Daniel de Boer
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Ren Beukema
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%
Scenario Two | Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Number of tranches	13
Number of remaining tranches after first tranche	12
Vesting percentage per tranche	6.25%